SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 164,198	$ 224,526
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	76,323	87,861
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,377	10,506
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,338	5,618
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	16,881	19,435
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	12,729	11,315
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 38,550	$ 89,791